1

Wilmington Diversified Income Fund

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Description	Number of Shares	Value

INVESTMENT COMPANIES – 32.6%

EXCHANGE-TRADED FUNDS – 29.6%
iShares iBoxx High Yield Corporate Bond ETF#	24,500	$2,144,485
iShares International Select Dividend ETF#	200,100	6,613,305
SPDR Dow Jones International Real Estate ETF#	42,625	1,655,555
Vanguard REIT ETF	10,700	1,005,051
TOTAL EXCHANGE-TRADED FUNDS		$11,418,396

INFLATION-PROTECTED SECURITIES FUND – 3.0%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	44,243	1,168,890

TOTAL INVESTMENT COMPANIES (COST $12,568,728)		$12,587,286

	Par Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%
Series 2012-114, Class VM, 3.50%, 10/25/25	$97,837	$101,840

WHOLE LOAN – 0.0%**
Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.46%, 2/25/34Δ	10,132	9,968
IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.31%, 11/25/35Δ	1,859	1,807
TOTAL WHOLE LOAN		$11,775

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $121,272)		$113,615

CORPORATE BONDS – 10.2%

AEROSPACE & DEFENSE – 0.1%
L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	15,000	15,601
Rockwell Collins, Inc., Sr. Unsecured, 3.50%, 3/15/27	25,000	27,348
TOTAL AEROSPACE & DEFENSE		$42,949

AUTOMOTIVE – 0.3%
General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 7/06/21	40,000	40,556
PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 5/10/22	55,000	56,314
TOTAL AUTOMOTIVE		$96,870

Description	Par Value	Value

BEVERAGES – 0.2%
Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 2/01/46	$20,000	$24,693
Keurig Dr. Pepper, Inc., Company Guaranteed, 2.70%, 11/15/22	40,000	40,680
TOTAL BEVERAGES		$65,373

BIOTECHNOLOGY – 0.1%
Amgen, Inc., Sr. Unsecured, 4.40%, 5/01/45	25,000	29,042

CAPITAL MARKETS – 0.3%
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%), 3.27%, 9/29/25Δ	55,000	57,849
Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.51%), 3.69%, 6/05/28Δ	35,000	38,161
Morgan Stanley, Subordinated, GMTN, 4.35%, 9/08/26	10,000	11,132
TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 4/01/22	18,000	18,421
TOTAL CAPITAL MARKETS		$125,563

CHEMICALS – 0.0%**
DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	15,000	15,226

COMMERCIAL BANKS – 0.6%
Fifth Third Bancorp, Sr. Unsecured, 3.50%, 3/15/22	100,000	103,363
Fifth Third Bancorp, Subordinated, 4.30%, 1/16/24	20,000	21,669
Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 8/06/24	25,000	25,680
Truist Financial Corp., Sr. Unsecured, 2.90%, 3/03/21	30,000	30,344
U.S. Bancorp, Series V, Sr. Unsecured, MTN, 2.63%, 1/24/22	45,000	45,642
TOTAL COMMERCIAL BANKS		$226,698

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Global Payments, Inc., Sr. Unsecured, 3.75%, 6/01/23	50,000	52,690

COMPUTERS – 0.3%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	51,347
International Business Machines Corp., Sr. Unsecured, 2.80%, 5/13/21	60,000	60,927
TOTAL COMPUTERS		$112,274

January 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

CONSUMER FINANCE – 0.1%
Capital One Financial Corp., Sr. Unsecured, 2.40%, 10/30/20	$25,000	$25,099

DIVERSIFIED FINANCIAL SERVICES – 1.1%
Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	21,272
BlackRock, Inc., Sr. Unsecured, 3.38%, 6/01/22	38,000	39,575
Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 7/24/23Δ	35,000	35,728
FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	147,747
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.30%, 8/15/21	100,000	100,280
Wells Fargo & Co., Subordinated, MTN, 4.40%, 6/14/46	40,000	47,534
Wells Fargo & Co., Series M, Subordinated, MTN, 3.45%, 2/13/23	35,000	36,514
TOTAL DIVERSIFIED FINANCIAL SERVICES		$428,650

ELECTRIC – 0.6%
DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,615
Entergy Corp., Sr. Unsecured, 5.13%, 9/15/20	90,000	91,173
WEC Energy Group, Inc., Sr. Unsecured, 3.38%, 6/15/21	70,000	71,510
WEC Energy Group, Inc., Sr. Unsecured, 3.10%, 3/08/22	45,000	45,989
TOTAL ELECTRIC		$219,287

ENVIRONMENTAL CONTROL – 0.2%
Waste Management, Inc., Company Guaranteed, 3.50%, 5/15/24	35,000	37,448
Waste Management, Inc., Company Guaranteed, 4.10%, 3/01/45	25,000	29,551
TOTAL ENVIRONMENTAL CONTROL		$66,999

FOOD & STAPLES RETAILING – 0.5%
Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	40,000	42,211
Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	45,025
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	35,000	35,838
Kroger Co. (The), Sr. Unsecured, 5.40%, 1/15/49	50,000	62,338
TOTAL FOOD & STAPLES RETAILING		$185,412

FOREST PRODUCTS & PAPER – 0.1%
International Paper Co., Sr. Unsecured, 4.40%, 8/15/47	50,000	54,945

Description	Par Value	Value

HEALTH CARE EQUIPMENT & SUPPLIES – 0.3%
DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	$45,000	$45,761
Zimmer Biomet Holdings, Inc., Sr. Unsecured, 2.70%, 4/01/20	55,000	55,037
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$100,798

HEALTH CARE PROVIDERS & SERVICES – 0.3%
Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	32,462
Cigna Corp., Company Guaranteed, 4.13%, 9/15/20Ω	19,000	19,307
UnitedHealth Group, Inc., Sr. Unsecured, 2.75%, 2/15/23	25,000	25,691
UnitedHealth Group, Inc., Sr. Unsecured, 2.95%, 10/15/27	25,000	26,537
TOTAL HEALTH CARE PROVIDERS & SERVICES		$103,997

HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured, 4.70%, 6/01/22	65,000	69,019

HOUSEHOLD PRODUCTS – 0.0%**
Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 8/01/47	15,000	17,398

INSURANCE – 0.7%
American International Group, Inc., Sr. Unsecured, 3.30%, 3/01/21	60,000	60,952
Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	42,885
CNA Financial Corp., Sr. Unsecured, 3.95%, 5/15/24	35,000	37,725
Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	26,949
WR Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	60,000	63,474
WR Berkley Corp., Sr. Unsecured, 4.75%, 8/01/44	45,000	54,133
TOTAL INSURANCE		$286,118

MEDIA – 0.4%
Comcast Corp., Company Guaranteed, 4.70%, 10/15/48	35,000	45,034
ViacomCBS, Inc., Company Guaranteed, 4.60%, 1/15/45	75,000	86,019
Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 6/01/44	10,000	12,498
TOTAL MEDIA		$143,551

MISCELLANEOUS MANUFACTURING – 0.3%
Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 3/01/24	45,000	48,243

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value
Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed, 3.50%, 3/21/26	$55,000	$58,816
Textron, Inc., Sr. Unsecured, 3.65%, 3/01/21	20,000	20,402
TOTAL MISCELLANEOUS MANUFACTURING		$127,461

MULTI-UTILITIES – 0.1%
Sempra Energy, Sr. Unsecured, 2.85%, 11/15/20	55,000	55,317

OIL & GAS – 0.7%
BP Capital Markets PLC, Company Guaranteed, 2.50%, 11/06/22	50,000	51,099
Marathon Oil Corp., Sr. Unsecured, 4.40%, 7/15/27	70,000	76,631
Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 9/15/24	20,000	21,227
Occidental Petroleum Corp., Sr. Unsecured, 2.70%, 8/15/22	35,000	35,540
Phillips 66, Company Guaranteed, 4.30%, 4/01/22	20,000	21,129
Shell International Finance BV, Company Guaranteed, 3.25%, 5/11/25	25,000	26,758
Valero Energy Corp., Sr. Unsecured, 4.00%, 4/01/29	30,000	32,503
Valero Energy Corp., Sr. Unsecured, 4.90%, 3/15/45	10,000	11,758
TOTAL OIL & GAS		$276,645

PHARMACEUTICALS – 0.5%
AbbVie, Inc., Sr. Unsecured, 2.50%, 5/14/20	30,000	30,037
AbbVie, Inc., Sr. Unsecured, 4.25%, 11/14/28	25,000	28,109
AbbVie, Inc., Sr. Unsecured, 4.40%, 11/06/42	20,000	22,685
Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 2/15/23Ω	25,000	25,677
Bristol-Myers Squibb Co., Sr. Unsecured, 4.55%, 2/20/48Ω	45,000	58,178
Zoetis, Inc., Sr. Unsecured, 3.95%, 9/12/47	20,000	23,350
TOTAL PHARMACEUTICALS		$188,036

PIPELINES – 0.7%
Energy Transfer Operating LP, Company Guaranteed, 3.60%, 2/01/23	35,000	36,396
Energy Transfer Operating LP, Company Guaranteed, 4.20%, 4/15/27	40,000	42,935
Energy Transfer Operating LP, Company Guaranteed, 3.75%, 5/15/30	15,000	15,291
Kinder Morgan, Inc., Company Guaranteed, 5.20%, 3/01/48	40,000	46,909
MPLX LP, Sr. Unsecured, 4.00%, 3/15/28	30,000	31,499

Description	Par Value	Value
ONEOK Partners LP, Company Guaranteed, 6.20%, 9/15/43	$45,000	$57,653
Spectra Energy Partners LP, Company Guaranteed, 4.50%, 3/15/45	25,000	28,282
TOTAL PIPELINES		$258,965

REAL ESTATE INVESTMENT TRUSTS – 0.5%
American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	15,000	16,697
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 5/15/27	25,000	26,950
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.75%, 4/15/23	40,000	41,914
Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 5/01/25	15,000	16,064
Healthpeak Properties, Inc., Sr. Unsecured, 4.20%, 3/01/24	15,000	16,245
Welltower, Inc., Sr. Unsecured, 3.63%, 3/15/24	55,000	58,406
TOTAL REAL ESTATE INVESTMENT TRUSTS		$176,276

SEMICONDUCTORS – 0.1%
Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,067

TELECOMMUNICATIONS – 0.1%
AT&T, Inc., Sr. Unsecured, 4.50%, 5/15/35	15,000	17,276
AT&T, Inc., Sr. Unsecured, 4.85%, 7/15/45	25,000	29,506
TOTAL TELECOMMUNICATIONS		$46,782

TRANSPORTATION – 0.5%
FedEx Corp., Company Guaranteed, 3.88%, 8/01/42	30,000	30,341
FedEx Corp., Company Guaranteed, 4.10%, 2/01/45	15,000	15,318
Ryder System, Inc., Sr. Unsecured, MTN, 2.65%, 3/02/20	100,000	100,026
Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 9/01/22	10,000	10,135
Union Pacific Corp., Sr. Unsecured, 3.15%, 3/01/24	45,000	47,347
TOTAL TRANSPORTATION		$203,167

TRUCKING & LEASING – 0.2%
GATX Corp., Sr. Unsecured, 2.60%, 3/30/20	60,000	60,050
GATX Corp., Sr. Unsecured, 5.20%, 3/15/44	20,000	24,747
TOTAL TRUCKING & LEASING		$84,797

TOTAL CORPORATE BONDS (COST $3,647,881)		$3,921,471

January 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 38.2%

COMMUNICATION SERVICES – 2.0%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.	13,475	$506,929
Verizon Communications, Inc.	4,675	277,882
TOTAL COMMUNICATION SERVICES		$784,811

CONSUMER DISCRETIONARY – 1.7%

AUTOMOBILES – 0.4%
General Motors Co.	4,300	143,577

HOTELS, RESTAURANTS & LEISURE – 0.5%
McDonald’s Corp.	850	181,874

MULTILINE RETAIL – 0.8%
Target Corp.	3,000	332,220
TOTAL CONSUMER DISCRETIONARY		$657,671

CONSUMER STAPLES – 3.1%

BEVERAGES – 1.3%
Coca-Cola Co. (The)	4,200	245,280
PepsiCo., Inc.	1,976	280,632
		$525,912

HOUSEHOLD PRODUCTS – 1.0%
Procter & Gamble Co. (The)	3,100	386,322

TOBACCO – 0.8%
Philip Morris International, Inc.	3,600	297,720
TOTAL CONSUMER STAPLES		$1,209,954

ENERGY – 2.9%

OIL, GAS & CONSUMABLE FUELS – 2.9%
BP PLC ADR	6,225	224,909
Chevron Corp.	3,525	377,669
Exxon Mobil Corp.	2,525	156,853
Suncor Energy, Inc.	7,075	216,424
Valero Energy Corp.	1,740	146,699
TOTAL ENERGY		$1,122,554

FINANCIALS – 8.8%

CAPITAL MARKETS – 1.3%
BlackRock, Inc.	350	184,573
Main Street Capital Corp.	3,800	163,666
Morgan Stanley	3,225	168,538
		$516,777

COMMERCIAL BANKS – 2.6%
First Hawaiian, Inc.	6,325	183,805
Toronto-Dominion Bank (The)#	4,925	272,155
U.S. Bancorp	5,500	292,710

Description	Number of Shares	Value
United Bankshares, Inc.	6,950	$238,385
		$987,055

DIVERSIFIED FINANCIAL SERVICES – 3.0%
Citigroup, Inc.	3,650	271,597
JPMorgan Chase & Co.	4,625	612,165
Wells Fargo & Co.	5,650	265,211
		$1,148,973

INSURANCE – 1.9%
MetLife, Inc.	6,100	303,231
Old Republic International Corp.	12,950	292,022
Prudential Financial, Inc.	1,600	145,696
		$740,949
TOTAL FINANCIALS		$3,393,754

HEALTH CARE – 5.6%

BIOTECHNOLOGY – 1.1%
Amgen, Inc.	800	172,840
Gilead Sciences, Inc.	4,150	262,280
		$435,120

HEALTH CARE PROVIDERS & SERVICES – 0.8%
CVS Health Corp.	4,675	317,059

PHARMACEUTICALS – 3.7%
Bristol-Myers Squibb Co.	4,550	286,423
Johnson & Johnson	3,000	446,610
Merck & Co., Inc.	3,575	305,448
Pfizer, Inc.	9,875	367,745
		$1,406,226
TOTAL HEALTH CARE		$2,158,405

INDUSTRIALS – 3.9%

AEROSPACE & DEFENSE – 1.2%
Lockheed Martin Corp.	1,075	460,229

AIR FREIGHT & LOGISTICS – 0.7%
United Parcel Service, Inc., Class B	2,675	276,916

AIRLINES – 0.5%
Delta Air Lines, Inc.	3,500	195,090

BUILDING PRODUCTS – 0.7%
Johnson Controls International PLC	6,175	243,604

ELECTRICAL EQUIPMENT – 0.8%
Emerson Electric Co.	4,375	313,381
TOTAL INDUSTRIALS		$1,489,220

INFORMATION TECHNOLOGY – 3.9%

COMMUNICATIONS EQUIPMENT – 1.1%
Cisco Systems, Inc.	9,450	434,417

IT SERVICES – 0.7%
International Business Machines Corp.	1,850	265,900

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.1%
Broadcom, Inc.	1,100	$335,676
QUALCOMM, Inc.	5,250	447,877
		$783,553
TOTAL INFORMATION TECHNOLOGY		$1,483,870

MATERIALS – 0.9%

CHEMICALS – 0.9%
Dow, Inc.	7,250	334,008

REAL ESTATE – 2.1%

REAL ESTATE INVESTMENT TRUSTS – 2.1%
Blackstone Mortgage Trust, Inc., Class A#	7,600	290,320
Crown Castle International Corp.	1,135	170,068
Park Hotels & Resorts, Inc.	6,225	136,576
Ventas, Inc.	3,650	211,189
TOTAL REAL ESTATE		$808,153

UTILITIES – 3.3%

ELECTRIC UTILITIES – 3.3%
American Electric Power Co., Inc.	2,975	310,055
Duke Energy Corp.	2,275	222,108
FirstEnergy Corp.	6,725	341,563
NextEra Energy, Inc.	1,550	415,710
TOTAL UTILITIES		$1,289,436

TOTAL COMMON STOCKS (COST $12,817,484)		$14,731,836

	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.1%

AIRLINES – 0.1%
Delta Air Lines, 2007-1,
Series A, Pass-Through Certificates, 6.82%, 8/10/22	$32,963	$35,978

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATE (COST $31,974)		$35,978

GOVERNMENT AGENCY – 0.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%
3.25%, 11/16/28#	35,000	39,493

TOTAL GOVERNMENT AGENCY (COST $34,652)		$39,493

MORTGAGE-BACKED SECURITIES – 6.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.6%
Pool C00478, 8.50%, 9/01/26	951	1,070
Pool A15865, 5.50%, 11/01/33	24,833	27,448
Pool A19412, 5.00%, 3/01/34	52,973	59,566

Description	Par Value	Value
Pool G05774, 5.00%, 1/01/40	$135,603	$147,927
Pool C03517, 4.50%, 9/01/40	18,060	19,669
Pool C03849, 3.50%, 4/01/42	34,035	35,632
Pool C04305, 3.00%, 11/01/42	127,687	132,842
Pool C09020, 3.50%, 11/01/42	109,005	114,766
Pool G07889, 3.50%, 8/01/43	24,609	25,576
Pool Q23891, 4.00%, 12/01/43	25,216	26,980
Pool G60038, 3.50%, 1/01/44	86,444	91,060
Pool SD8000, 3.00%, 7/01/49	74,025	75,460
Pool Pool SD8011, 3.50%, 9/01/49	108,130	111,685
Pool Pool SD8012, 4.00%, 9/01/49	2,977	3,113
Pool Pool QA5249, 3.00%, 12/01/49	112,533	115,125
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$987,919

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.6%
Pool AB4089, 3.00%, 12/01/26	15,484	15,997
Pool 533246, 7.50%, 4/01/30	2,627	2,673
Pool AJ4050, 4.00%, 10/01/41	56,465	60,691
Pool AX5302, 4.00%, 1/01/42	18,908	20,326
Pool AT7899, 3.50%, 7/01/43	46,629	48,146
Pool AS0302, 3.00%, 8/01/43	54,613	56,657
Pool AL6325, 3.00%, 10/01/44	49,381	51,240
Pool BC0830, 3.00%, 4/01/46	61,183	63,268
Pool BC9468, 3.00%, 6/01/46	17,579	18,179
Pool BE1899, 3.00%, 11/01/46	91,610	94,741
Pool BD7166, 4.50%, 4/01/47	57,750	61,809
Pool BE3625, 3.50%, 5/01/47	118,227	123,876
Pool BE3702, 4.00%, 6/01/47	155,356	163,852
Pool BE3767, 3.50%, 7/01/47	12,683	13,290
Pool BH9215, 3.50%, 1/01/48	32,346	33,896
Pool BJ0650, 3.50%, 3/01/48	197,704	206,265
Pool BJ9169, 4.00%, 5/01/48	85,092	89,023
Pool BK4764, 4.00%, 8/01/48	70,182	73,424
Pool MA3444, 4.50%, 8/01/48	42,175	44,820
Pool BN1628, 4.50%, 11/01/48	21,547	22,832
Pool BN3956, 4.00%, 1/01/49	36,363	38,042
Pool BN6683, 3.50%, 6/01/49	78,599	81,138
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,384,185

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	4,952	5,378
Pool 354765, 7.00%, 2/15/24	7,386	8,076
Pool 354827, 7.00%, 5/15/24	5,475	5,995
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$19,449

TOTAL MORTGAGE-BACKED SECURITIES (COST $2,342,720)		$2,391,553

January 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

U.S. TREASURY – 9.8%

U.S. TREASURY BONDS – 2.0%
2.50%, 2/15/46	$65,000	$71,375
2.75%, 8/15/47	70,000	81,023
3.00%, 11/15/44	53,000	63,242
3.00%, 11/15/45	8,000	9,593
3.00%, 2/15/47	21,000	25,393
3.00%, 5/15/47	30,000	36,290
3.13%, 8/15/44	11,000	13,383
3.38%, 5/15/44	139,000	175,787
3.63%, 2/15/44	87,000	114,117
4.38%, 5/15/40	120,000	171,181
4.75%, 2/15/37	21,000	30,396
TOTAL U.S. TREASURY BONDS		$791,780

U.S. TREASURY NOTES – 7.8%
1.13%, 2/28/21	250,000	249,037
1.50%, 8/15/26	90,000	90,520
1.63%, 11/15/22	96,000	96,820
1.63%, 5/15/26	195,000	197,680
1.75%, 5/15/23	405,000	410,744
1.75%, 7/31/24	30,000	30,566
2.00%, 10/31/21	165,000	166,793
2.00%, 4/30/24	170,000	174,799
2.00%, 2/15/25	115,000	118,716
2.00%, 8/15/25	35,000	36,197
2.13%, 6/30/22	175,000	178,406
2.13%, 11/30/23	215,000	221,581
2.13%, 5/15/25	140,000	145,574
2.25%, 11/15/24	80,000	83,434
2.25%, 11/15/25	5,000	5,243
2.25%, 8/15/27	460,000	486,750
2.38%, 8/15/24	140,000	146,491
2.38%, 5/15/29	150,000	161,401
TOTAL U.S. TREASURY NOTES		$3,000,752

TOTAL U.S. TREASURY (COST $3,564,442)		$3,792,532

	Number of Shares

MONEY MARKET FUND – 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%^	936,573	$936,573

TOTAL MONEY MARKET FUND (COST $936,573)		$936,573

TOTAL INVESTMENTS IN SECURITIES – 99.9% (COST $36,065,726)		$38,550,337

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 24.7%

REPURCHASE AGREEMENTS – 24.7%
BNP Paribas SA, 1.59%, dated 1/31/20, due 2/03/20, repurchase price $1,766,191, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 5/15/20 to 12/01/49; total market value of $1,801,277.	$1,765,957	$1,765,957
Citigroup Global Markets, Ltd., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $1,766,191, collateralized by U.S. Government Agency & Treasury Securities, 1.56% to 9.00%, maturing 2/15/20 to 2/01/50; total market value of $1,801,276.	1,765,957	1,765,957
Deutsche Bank Securities, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $1,766,191, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 4/15/20 to 2/01/50; total market value of $1,801,276.	1,765,957	1,765,957
HSBC Securities USA, Inc., 1.59%, dated 1/31/20, due 2/03/20, repurchase price $1,766,191, collateralized by U.S. Government Agency Securities, 3.00% to 5.50%, maturing 1/01/26 to 7/01/56; total market value of $1,801,276.	1,765,957	1,765,957
Morgan Stanley & Co., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $702,664, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/01/20 to 9/01/57; total market value of $716,622.	702,571	702,571
RBC Dominion Securities, Inc., 1.58%, dated 1/31/20, due 2/03/20, repurchase price $1,766,190, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 4/23/20 to 2/01/50; total market value of $1,801,276.	1,765,957	1,765,957

TOTAL REPURCHASE AGREEMENTS (COST $9,532,356)		$9,532,356

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $9,532,356)		$9,532,356

TOTAL INVESTMENTS – 124.6% (COST $45,598,082)		$48,082,693

COLLATERAL FOR SECURITIES ON LOAN – (24.7%)		(9,532,356)

OTHER ASSETS LESS LIABILITIES – 0.1%		32,120

TOTAL NET ASSETS – 100.0%		$38,582,457

January 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Diversified Income Fund (concluded)

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2020, these liquid restricted securities amounted to $250,909 representing 0.65% of total net assets.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

January 31, 2020 (unaudited)